Amount Due from/(to) Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Amount Due from/(to) Related Parties [Abstract]
Schedule of Trade and Non-trade Related Parties
	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Trade
Amount due from Solar Bina Engineering Sdn. Bhd.	24,727	24,727	6,089
Amount due from RL Sunseap Energy Sdn. Bhd.	1,387,771	—	—
Amount due from Reservoir Link Renewable Sdn. Bhd.	390,000	1,108,818	273,041
Amount due from RL Sigma Engineering Sdn. Bhd.	—	697,677	171,799
	1,802,498	1,831,222	450,929
Non-trade
Amount due from Solar Bina Engineering Sdn. Bhd.	400,000	100,000	24,624
Amount due from Reservoir Link Energy Bhd	217,995	217,995	53,680
Amount due from RL Sunseap Energy Sdn. Bhd.	—	308,165	75,884
	617,995	626,160	154,188

Amount due from related parties	2,420,493	2,457,382	605,117

Non-trade
Amount due to Reservoir Link Energy Bhd	1,514,762	1,830,787	450,822
Amount due to Reservoir Link Sdn. Bhd.	258,804	258,804	63,729
Amount due to Solar Bina Engineering Sdn. Bhd.	—	1,500,000	369,367
Amount due to Mr. Lee Seng Chi	394,500	312,004	76,829
Amount due to related parties	2,168,066	3,901,595	960,747

Schedule of Material Transactions with Related Parties

Material Transactions with Related Parties

Name of Related Party	Relationship to Us
Solar Bina Engineering Sdn. Bhd.	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director
Reservoir Link Energy Bhd	Our largest shareholder
Reservoir Link Holdings Sdn. Bhd.	A corporate shareholder of Reservoir Link Energy Bhd
Reservoir Link Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd
Reservoir Link Renewable Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd
RL Sigma Engineering Sdn. Bhd.	An entity controlled by Reservoir Link Energy Bhd
Lee Seng Chi	Our Chief Executive Officer and Director
RL Solar Assets Sdn. Bhd. (Formerly known as RL Sunseap Energy Sdn. Bhd.)	An entity in which Founder Assets Sdn. Bhd. has significant influence and controlled by Reservoir Link Renewable Sdn. Bhd.

Schedule of Amount Due from/(to) Related Parties
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD

Revenue from Solar Bina Engineering Sdn. Bhd.	1,697,072	73,938	—	—
Revenue from Reservoir Link Energy Bhd	—	138,170	—	—
Revenue from RL Sunseap Energy Sdn. Bhd.	2,033,049	2,629,089	5,700,896	1,403,816
Revenue from Reservoir Link Renewable Sdn. Bhd.	1,040,060	3,053,327	20,794,940	5,120,645
Revenue from RL Sigma Engineering Sdn. Bhd.	—	—	2,940,468	724,075
Revenue from SRM Utama Selambau Sdn. Bhd.	—	—	10,608,151	2,612,201
Total revenue from related parties	4,770,181	5,894,524	40,044,455	9,860,737

Purchases from Reservoir Link Renewable Sdn. Bhd.	—	2,667	386,972	95,290

Expenses charged to Reservoir Link Energy Bhd	93,310	86,864	—	—

Expenses charged by Reservoir Link Energy Bhd	102,109	113,063	245,796	60,526
Expenses charged by Solar Bina Engineering Sdn. Bhd.	—	2,356	—	—
	102,109	115,419	245,796	60,526

Rental payment to Mr. Lee Seng Chi	126,000	217,500	312,000	76,828

Finance cost charged by Reservoir Link Energy Bhd	185,515	177,174	70,229	17,293
Finance cost charged by Reservoir Link Sdn. Bhd.	132,817	(26,583)	—	—
	318,332	150,591	70,229	17,293

Advances to Reservoir Link Energy Bhd	—	2,000,000	—	—
Advances to Solar Bina Engineering Sdn. Bhd.	—	400,000	—	—
	—	2,400,000	—	—